SHORT-TERM BORROWING (Tables)	12 Months Ended
Dec. 31, 2022
SHORT-TERM BORROWING
Schedule of short-term borrowings from bank

				Original
			Amount	Amount	Annual	Repayment
Date	Borrower	Lender	(RMB)	(US$)	Interest Rate	Due Date
October 11, 2022	Ambow Education Inc.	Cathy BANK	10,447	1,500	4.46%	October 11, 2023
November 14, 2022	Ambow Education Inc.	EAST WEST BANK	10,447	1,500	2.50%	November 14, 2023